Recurring Fair Value Measurements (Details) - Schedule of warrant liability - $ / shares			9 Months Ended
	Mar. 15, 2021	Jan. 13, 2021	Sep. 30, 2021
Schedule of warrant liability [Abstract]
Restricted term (years)		1 year 1 month 9 days
Expected volatility	24.30%	12.50%	14.80%
Risk-free interest rate	1.06%	0.12%	1.07%
Stock price (in Dollars per share)	$ 9.36	$ 9.37	$ 9.61
Dividend yield	0.00%	0.00%	0.00%
Exercise price (in Dollars per share)	$ 11.5		$ 11.5
Expected term (years)	5 years 11 months 26 days		5 years 6 months 7 days